Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 15,000,000
Due in Year Two	20,000,000
Due in Year Three	12,900,000
Due in Year Four	5,000,000
Federal Home Loan Bank, Advances	52,900,000	87,740,058
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	2.61%
Weighted Rate, One to Two Years from Balance Sheet Date	4.61%
Weighted Rate, Two to Three Years from Balance Sheet Date	4.38%
Weighted Rate, Three to Four Years from Balance Sheet Date	3.39%
Federal Home Loan Bank, Advances, Weighted Rate	3.87%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	99,900,000	111,600,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 99,300,000	$ 102,700,000